Maturities of Long-term Debt (Detail) In Millions, unless otherwise specified	Jun. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Apr. 30, 2013 EUR (€)	Nov. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)
Debt Instrument [Line Items]
Year Ending June 30, 2014	$ 3,000
Year Ending June 30, 2015	0
Year Ending June 30, 2016	2,500
Year Ending June 30, 2017	0
Year Ending June 30, 2018	1,050
Thereafter	9,115
Total	$ 15,665	$ 1,950	€ 550	$ 2,250	$ 12,000